SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Disclosure of detailed information about warrants outstanding [Table Text Block]

		Granted				Exercise	Exercise		Remaining
Date of	Opening	during			Closing	Price	period	Expiry	contractual life
Grant	Balance	period	Exercised	Expired	Balance	(Cdn $)	(months)	Date	(months)
6/29/2016	437,500	-	-	437,500	-	$0.36	36	6/29/2019	0
2/3/2017	1,000,000	-	500,000	-	500,000	$0.36	36	2/3/2020	1
2/28/2017	375,000	-	-	-	375,000	$0.36	36	2/28/2020	2
	1,812,500	-	500,000	437,500	875,000